UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-06351

                              GREEN CENTURY FUNDS
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               (Exact name of registrant as specified in charter)

                  29 Temple Place, Suite 200, Boston, MA 02111
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                    (Address of Principal Executive Offices)

           Kristina A. Curtis, Green Century Capital Management, Inc.
                  29 Temple Place, Suite 200, Boston, MA 02111
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                    (Name and address of Agent for Services)

        Registrant's Telephone Number, including Area Code: 617-482-0800

                      Date of Fiscal Year End: 07/31/2004

                Date of Reporting Period: 07/01/2003-06/30/2004

ITEM 1. PROXY VOTING RECORD

For the Green Century Equity Fund, a series of Green Century Funds

The Green Century Equity Fund is a "feeder fund" and invests its assets in the Domini Social Index Portfolio. The Domini Social Index Portfolio did not solicit proxies during the reporting period for this Report.

For the proxy voting record of the Domini Social Index Portfolio for the period from July 1, 2003 through June 30, 2004, please refer to the Form N-PX filed on August 26, 2004 for the Domini Social Index Portfolio, Investment Company Act File Number: 811-5824, CIK Number: 0000929638 and Accession Number:
0000950136-04-002766.



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                                   SIGNATURES

            Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GREEN CENTURY FUNDS

By:   /s/ Kristina A. Curtis
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      Kristina A. Curtis,
      Principal Executive Officer

Date: August 31, 2004